ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Transaction Costs		$ 13,273,096	$ 13,273,096
Underwriting fees		4,600,000	4,600,000
Deferred underwriting fees		8,050,000	8,050,000
Other offering costs		$ 623,096	$ 623,096
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account		80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)		2 days	2 days
Minimum net tangible assets upon consummation of the business combination		$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without the company's prior written consent		15.00%	15.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%	100.00%
Threshold business days for redemption of public shares		10 days	10 days
Maximum net interest to pay dissolution expenses		$ 100,000	$ 100,000
Cash		0	8,390	$ 792,416
Cash and marketable securities held in Trust Account		82,578,288	230,158,259	$ 230,091,362
Working Capital		$ 8,297,901	$ 6,666,868
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of units issued	23,000,000
Unit price	$ 10.00	$ 10.00
Proceeds from issuance of units	$ 230,000,000
Investment of Cash into Trust Account	$ 230,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,000,000
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued		6,600,000	6,600,000
Price of warrant		$ 1.00	$ 1.00
Proceeds from sale of Private Placement Warrants		$ 6,600,000	$ 6,600,000